Pension, Savings, And Other Employee Benefits (Schedule of Plans' Benefit Obligations And Plan Assets)(Details) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Other assets		$ 1,383,055,000	$ 1,680,044,000
Other liabilities		(649,359,000)	(610,932,000)
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year		693,716,000	766,947,000
Service cost	[1]	56,000	63,000	$ 14,800,000
Interest cost		34,915,000	32,361,000	33,040,000
Plan amendments		0	0
Actuarial (gain)/loss	[2],[3]	157,619,000	(78,617,000)
Actual benefits paid		(27,462,000)	(27,038,000)
Expected Medicare Part D reimbursement		0	0
Special termination benefits		1,009,000	0
Benefit obligation, end of year		859,853,000	693,716,000	766,947,000
Fair value of plan assets, beginning of year		640,605,000	633,972,000
Actual return on plan assets		78,491,000	28,699,000
Employer contributions		3,915,000	4,972,000
Actual benefits paid - settlement payments		0	(1,160,000)
Actual benefits paid - other payments		(27,462,000)	(25,878,000)
Fair value of plan assets, end of year		695,549,000	640,605,000	633,972,000
Funded status of the plans - underfunded		(164,304,000)	(53,111,000)
Other assets		0	0
Other liabilities		(164,304,000)	(53,111,000)
Net asset/(liability) at end of year		(164,304,000)	(53,111,000)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year		38,464,000	54,716,000
Service cost	[1]	207,000	460,000	467,000
Interest cost		1,754,000	2,033,000	2,298,000
Plan amendments		0	(10,678,000)
Actuarial (gain)/loss	[2],[3]	(3,293,000)	(7,237,000)
Actual benefits paid		(1,804,000)	(1,030,000)
Expected Medicare Part D reimbursement		0	200,000
Special termination benefits		0	0
Benefit obligation, end of year		35,328,000	38,464,000	54,716,000
Fair value of plan assets, beginning of year		16,360,000	14,288,000
Actual return on plan assets		973,000	2,659,000
Employer contributions		1,110,000	443,000
Actual benefits paid - settlement payments		(1,804,000)	(1,030,000)
Actual benefits paid - other payments		0	0
Fair value of plan assets, end of year		16,639,000	16,360,000	$ 14,288,000
Funded status of the plans - underfunded		(18,689,000)	(22,104,000)
Other assets		11,882,000	9,158,000
Other liabilities		(30,571,000)	(31,262,000)
Net asset/(liability) at end of year		$ (18,689,000)	$ (22,104,000)

[1]	2014 and 2013 decline in total pension benefits service cost reflects the freeze of the pension plans effective December 31, 2012.
[2]	2013 change in other benefits actuarial (gain)/loss driven by a change in the retiree medical plan.
[3]	2014 amounts primarily affected by decrease in the discount rates and consideration of the new life expectancy tables.